Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7— PROPERTY AND EQUIPMENT

Property and equipment, net, consists of the following:

	Estimated	December 31,	December 31,
	Useful Lives	2020	2019
Leasehold improvements	Shorter of the remaining lease term or estimated useful life	$10,737	$12,055
Machinery, equipment and computer software	1 to 9 years	15,650	14,873
Furniture and fixtures	3.5 to 5 years	4,128	4,305
Total		30,515	31,233
Less: Accumulated depreciation and amortization		(18,830)	(18,506)
		$11,685	$12,727

Depreciation expense was $3,632, $5,202 and $4,674 during the years ended December 31, 2020, 2019 and 2018, respectively.